Contracts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2024
Contracts Receivable, Net [Abstract]
Schedule of Allowance for Doubtful Accounts	Contracts receivable, net is comprised of the following:
	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Contracts receivable	22,583,970	35,483,615	4,534,127
Allowance for expected credit losses	(2,589,214)	(8,069,497)	(1,031,128)
Balance at end of year	19,994,756	27,414,118	3,502,999

Schedule of Allowance for Doubtful Accounts	Allowance for expected credit losses consists of the following:
	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Beginning balance	775,257	2,589,214	330,853
Addition	1,813,957	5,480,283	700,275
Ending balance	2,589,214	8,069,497	1,031,128